Filed Pursuant to Rule 497(e)
Registration No. 333-111662

SUNAMERICA SPECIALTY SERIES

SunAmerica Alternative Strategies Fund (the “Fund”)

Supplement dated August 1, 2014, to the Fund’s Prospectus

dated March 1, 2014, as amended

Effective immediately, the legend on the cover page of the Fund’s prospectus is amended and restated as follows:

“The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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